Investments in Marketable Securities - Schedule of Investments in Marketable Securities (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Investments in Marketable Securities [Abstract]
Beginning of the financial year	RM 22,594,500	$ 5,570,636	RM 4,434,792	RM 14,272,365
Additions	46,097,013	11,365,141	58,473,500	60,720,401
Disposals	(43,174,117)	(10,644,506)	(40,309,185)	(72,110,556)
Fair value gain/(loss) recognized for the year	3,665,944	903,832	(4,607)	1,552,582
End of the financial year	RM 29,183,340	$ 7,195,103	RM 22,594,500	RM 4,434,792